Fair Value Measurements - Schedule of Changes in the Fair Value of Over-Allotment Option Liabilities (Details) - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Changes in the Fair Value of Over-Allotment Option Liabilities [Line Items]
Fair value as of beginning		$ 188,800
Fair value as of ending	$ 188,800
Level 3 [Member]
Schedule of Changes in the Fair Value of Over-Allotment Option Liabilities [Line Items]
Fair value as of beginning		188,800
Change in fair value of over-allotment liability	(23,900)	(1,500)
Exercise of over-allotment option		(93,650)
Expiration of over-allotment option		(93,650)
Fair value as of ending	$ 188,800